STOCKHOLDERS' EQUITY (Details)								1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 21, 2023 $ / shares	Sep. 19, 2023	Aug. 25, 2023	Jun. 22, 2023 USD ($) shares	Jun. 14, 2023 USD ($) Right Vote $ / shares shares	Feb. 27, 2023 shares	Jan. 06, 2023 shares	Mar. 31, 2024 shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 29, 2024 shares	Sep. 30, 2023 shares
Class of Stock [Line Items]
Stock split ratio	0.0286	0.0286
Common shares, par value | $ / shares	$ 0.01									$ 0.0001	$ 0.0001
Preferred stock, shares authorized										10,000,000	10,000,000		10,000,000
Preferred shares, par value | $ / shares										$ 0.0001	$ 0.0001
Net proceeds from issuance of equity | $										$ 12,700,000
Proceeds from the issuance of warrants in private placement | $										$ 1,763,000
Warrants issuance costs | $									$ 200,000
Exercise price of warrant | $ / shares											$ 70.00
Expected term (years)					5 years					4 years 5 months 4 days	3 years 1 month 24 days
Number of votes, common shares | Vote										1
Issuance of common stock to vendor (in shares)						1,508	1,429
Net cash used in operating activities | $										$ (8,037,000)	$ (9,049,000)
Term of restriction for usage of cash from operating activities					3 months
Securities sold in subsequent financing (as percentage)					40.00%
Securities purchase agreement
Class of Stock [Line Items]
Proceeds from the issuance of warrants in private placement | $					$ 12,200,000
Minimum
Class of Stock [Line Items]
Stock split ratio			0.0333
Preferred stock shares to be acquired					1,000
Maximum
Class of Stock [Line Items]
Stock split ratio			0.0167
Net cash used in operating activities | $					$ (2,800,000)
Class A Warrant
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 8.75
Class A Warrant | Securities purchase agreement
Class of Stock [Line Items]
Warrants to purchase shares of common stock				225,190	1,391,927
Proceeds from the issuance of warrants in private placement | $				$ 2,000,000.0
Warrants issued in lieu of private placement fee				127,551
Warrants issued in lieu of private placement fee fair value | $				$ 31,000
Class B Warrant
Class of Stock [Line Items]
Exercise price of warrant | $ / shares					$ 0.35
Class B Warrant | Securities purchase agreement
Class of Stock [Line Items]
Warrants to purchase shares of common stock					798,396
Warrants issued for consulting services				8,572	34,286
Fair value of warrant issued for consulting services | $				$ 15,000	$ 59,000
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized					18,000
Preferred shares, par value | $ / shares					$ 1,000
Trailing period					30 days
Dividends distribution (as a percent)					19.99%
Percentage of trailing period VWAP for dividend payable in shares					90.00%
Trailing period for VWAP for dividend payable in Shares					10 days
Number of trading days prior to the dividend paid date considered for VWAP					10 days
Number of votes, preferred shares | Vote					0
Amount payable to preferred stockholders on liquidation (as percentage)					100.00%
Conversion price | $ / shares					$ 87.50
Term of notice period of limitation					61 days
Number of holders with preemptive rights | Right					0
Stated value of preferred stock shares outstanding (as percentage)					50.00%
Series A-1 Preferred Stock | AIGH Investment Partners LP and its Affiliates
Class of Stock [Line Items]
Preferred stock outstanding | $					$ 1,500,000
Series A-1 Preferred Stock | Securities purchase agreement
Class of Stock [Line Items]
Number of shares sold				1,870.36596	9,229
Price per share | $ / shares					$ 1,000
Series A-1 Preferred Stock | Minimum
Class of Stock [Line Items]
Beneficial ownership limitation on common stock (as percentage)					4.99%
Series A-1 Preferred Stock | Maximum
Class of Stock [Line Items]
Beneficial ownership limitation on common stock (as percentage)					9.99%
Series A-2 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized					18,000
Preferred shares, par value | $ / shares					$ 1,000
Number of votes, preferred shares | Vote					0
Amount payable to preferred stockholders on liquidation (as percentage)					100.00%
Conversion price | $ / shares					$ 8.75
Term of notice period of limitation					61 days
Number of holders with preemptive rights | Right					0
Shares excluded in class of stock					3,050
Series A-2 Preferred Stock | Securities purchase agreement
Class of Stock [Line Items]
Number of shares sold				100	2,950
Price per share | $ / shares					$ 1,000
Series A-2 Preferred Stock | Minimum
Class of Stock [Line Items]
Beneficial ownership limitation on common stock (as percentage)					4.99%
Series A-2 Preferred Stock | Maximum
Class of Stock [Line Items]
Beneficial ownership limitation on common stock (as percentage)					9.99%
Subsequent events
Class of Stock [Line Items]
Issuance of common stock to vendor (in shares)								50,000
Subsequent events | Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized												11,100